UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Income Fund

September 30, 2014

1.808792.110

SI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.7%
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.7%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	5,600	$ 9,247
4.7201% 7/31/18 (Reg. S)	GBP	2,500	4,288
Affinia Group, Inc. 7.75% 5/1/21		$ 1,015	1,043
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (h)(m)		2,025	1,802
Chassix, Inc. 9.25% 8/1/18 (h)		7,635	7,540
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,536
6% 9/15/23		3,475	3,588
6.5% 2/15/19		3,770	3,911
6.75% 2/15/21		1,400	1,482
Delphi Corp. 5% 2/15/23		9,005	9,644
Exide Technologies 8.625% 2/1/18 (d)		2,135	534
International Automotive Components Group SA 9.125% 6/1/18 (h)		5,245	5,533
Lear Corp. 4.75% 1/15/23		6,305	6,226
Pittsburgh Glass Works LLC 8% 11/15/18 (h)		1,089	1,154
Stoneridge, Inc. 9.5% 10/15/17 (h)		2,094	2,199
Tenneco, Inc. 6.875% 12/15/20		6,205	6,546
			68,273
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		7,620	8,087
8.25% 6/15/21		7,620	8,306
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,153
			18,546
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)		1,500	1,470
LKQ Corp. 4.75% 5/15/23		1,090	1,052
			2,522
Diversified Consumer Services - 0.3%
Laureate Education, Inc. 9.5% 9/1/19 (h)		23,025	23,140
Hotels, Restaurants & Leisure - 1.5%
24 Hour Holdings III LLC 8% 6/1/22 (h)		1,760	1,628
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	17,280	6,601
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (h)		25,700	22,488
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. 5.75% 7/1/22		$ 1,445	$ 1,539
FelCor Lodging LP 5.625% 3/1/23		4,185	4,091
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,850	1,878
4.875% 11/1/20		4,845	4,940
5.375% 11/1/23		3,845	3,922
Graton Economic Development Authority 9.625% 9/1/19 (h)		10,505	12,002
MCE Finance Ltd. 5% 2/15/21 (h)		11,220	10,771
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(m)		2,333	2,321
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,553
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		1,135	1,175
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (h)		7,590	7,476
11% 10/1/21 (h)		8,904	8,348
Playa Resorts Holding BV 8% 8/15/20 (h)		4,750	4,964
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		4,360	4,251
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)		7,515	7,290
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (h)		467	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (h)		7,305	6,921
5.375% 3/15/22		14,400	14,652
Wynn Macau Ltd. 5.25% 10/15/21 (h)		4,625	4,463
			135,274
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		3,165	3,181
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		2,595	2,692
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,289
4.75% 2/15/23		2,020	1,959
5.75% 8/15/23		1,725	1,790
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		6,915	7,243
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		$ 24,830	$ 25,265
6.875% 2/15/21		6,200	6,541
7.125% 4/15/19		4,910	5,088
8.25% 2/15/21		6,920	7,318
8.5% 5/15/18 (f)		445	461
9.875% 8/15/19		4,100	4,413
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,446
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,559
8.375% 1/15/21		4,340	4,969
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,141
Toll Brothers Finance Corp.:
4.375% 4/15/23		6,055	5,767
5.875% 2/15/22		5,640	5,993
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,414
			96,529
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (h)		4,010	4,090
Media - 3.3%
Altice SA 7.75% 5/15/22 (h)		24,970	25,782
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,042
Anna Merger Sub, Inc. 7.75% 10/1/22 (h)		6,130	6,161
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,650	9,649
BSkyB Finance UK PLC 2.5% 9/15/26 (Reg. S)	EUR	5,000	6,375
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (h)		980	979
5.625% 2/15/24 (h)		1,060	1,063
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,499
5.25% 3/15/21		4,975	4,876
5.25% 9/30/22		7,240	7,086
5.75% 9/1/23		670	667
5.75% 1/15/24		4,245	4,224
6.5% 4/30/21		10,200	10,634
6.625% 1/31/22		8,220	8,631
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		$ 6,305	$ 6,486
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,643
5.125% 12/15/22		1,470	1,444
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (m)		4,851	4,423
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22		7,985	8,085
DISH DBS Corp.:
5% 3/15/23		8,155	7,824
5.125% 5/1/20		485	484
5.875% 7/15/22		15,180	15,484
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (h)		2,245	2,346
Gannett Co., Inc.:
4.875% 9/15/21 (h)		3,210	3,106
5.5% 9/15/24 (h)		3,210	3,162
Liberty Media Corp. 8.5% 7/15/29		6,535	7,287
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		14,840	16,398
MDC Partners, Inc. 6.75% 4/1/20 (h)		5,465	5,629
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(m)		7,550	7,135
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (h)		2,335	2,282
Numericable Group SA:
4.875% 5/15/19 (h)		6,705	6,621
6% 5/15/22 (h)		27,965	28,175
6.25% 5/15/24 (h)		20,328	20,277
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,603
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		2,660	2,713
Regal Entertainment Group:
5.75% 6/15/23		9,410	9,269
5.75% 2/1/25		1,425	1,407
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,866
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)		5,800	5,554
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc.: - continued
4.625% 5/15/23 (h)		$ 2,450	$ 2,279
5.25% 8/15/22 (h)		6,945	7,240
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,348
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,690	7,025
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)		5,540	5,595
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (h)(m)		955	979
WMG Acquisition Corp.:
5.625% 4/15/22 (h)		955	957
6.75% 4/15/22 (h)		3,825	3,691
			310,485
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,557
CST Brands, Inc. 5% 5/1/23		1,320	1,287
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (h)(m)		2,275	2,349
L Brands, Inc. 5.625% 10/15/23		4,625	4,822
L Brands, Inc. 5.625% 2/15/22		6,880	7,172
Sally Holdings LLC 6.875% 11/15/19		3,305	3,503
Sonic Automotive, Inc. 5% 5/15/23		800	764
The Men's Wearhouse, Inc. 7% 7/1/22 (h)		1,580	1,596
			23,050
Textiles, Apparel & Luxury Goods - 0.2%
Polymer Group, Inc.:
6.875% 6/1/19 (h)		1,720	1,711
7.75% 2/1/19		1,418	1,468
PVH Corp. 4.5% 12/15/22		10,925	10,679
			13,858
TOTAL CONSUMER DISCRETIONARY			695,767
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (h)		4,490	4,400
ESAL GmbH 6.25% 2/5/23 (h)		10,175	9,870
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (h)		1,265	1,230
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.:
6.75% 6/15/21		$ 14,625	$ 14,954
9.25% 3/15/20		3,570	3,891
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)		1,465	1,593
			35,938
Food Products - 0.4%
B&G Foods, Inc. 4.625% 6/1/21		5,220	4,972
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		5,550	5,841
H.J. Heinz Co. 4.25% 10/15/20		9,880	9,818
JBS Investments GmbH 7.25% 4/3/24 (h)		5,755	5,913
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (h)		2,960	3,108
8.25% 2/1/20 (h)		3,315	3,530
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		1,680	1,592
Post Holdings, Inc.:
6% 12/15/22 (h)		2,340	2,141
7.375% 2/15/22		2,500	2,475
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,635
			41,025
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,415	1,475
6.625% 11/15/22		1,675	1,759
			3,234
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,385
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		1,235	1,152
NBTY, Inc. 9% 10/1/18		5,005	5,205
Prestige Brands, Inc. 8.125% 2/1/20		770	820
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,319
			26,881
TOTAL CONSUMER STAPLES			107,078
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 10/15/22		$ 3,640	$ 3,786
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (h)		3,100	3,108
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (h)		3,200	3,112
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,708
Forum Energy Technologies, Inc. 6.25% 10/1/21		2,515	2,584
McDermott International, Inc. 8% 5/1/21 (h)		4,380	4,281
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,725	5,045
7.5% 11/1/19		2,265	2,101
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		9,695	9,719
Precision Drilling Corp.:
5.25% 11/15/24 (h)		4,310	4,259
6.5% 12/15/21		940	968
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,203
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,615	1,671
			46,545
Oil, Gas & Consumable Fuels - 5.8%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,189
4.875% 3/15/24		2,630	2,689
Afren PLC:
6.625% 12/9/20 (h)		2,315	2,205
10.25% 4/8/19 (Reg. S)		4,535	4,852
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (h)		7,805	7,142
7.375% 11/1/21 (h)		6,990	6,396
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		3,175	2,957
6.625% 10/1/20		4,825	4,934
BP Capital Markets PLC 2.213% 9/25/26 (Reg. S)	EUR	7,650	9,689
California Resources Corp.:
5% 1/15/20 (h)(j)		4,530	4,598
5.5% 9/15/21 (h)(j)		5,890	5,978
6% 11/15/24 (h)(j)		3,925	4,033
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		4,800	5,280
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	1,974
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Citgo Petroleum Corp. 6.25% 8/15/22 (h)		$ 6,280	$ 6,531
Concho Resources, Inc.:
5.5% 4/1/23		13,120	13,645
6.5% 1/15/22		6,135	6,518
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,703
6.125% 3/1/22		3,445	3,454
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		7,290	7,436
Denbury Resources, Inc. 5.5% 5/1/22		5,500	5,445
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		1,290	952
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	121
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,433
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		2,615	2,693
Energy Partners Ltd. 8.25% 2/15/18		11,490	11,749
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,352
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		3,780	3,978
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (h)		1,030	1,025
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,581
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)		3,765	3,991
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	5,021
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		5,310	4,713
KazMunaiGaz National Co. 5.75% 4/30/43 (h)		3,905	3,656
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (h)		3,810	3,972
5.625% 11/15/23 (h)		4,605	4,893
Kodiak Oil & Gas Corp. 5.5% 1/15/21		2,030	2,050
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		2,285	2,308
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)		5,910	6,206
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,377
6.25% 6/15/22		6,243	6,571
Newfield Exploration Co. 5.625% 7/1/24		5,200	5,564
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		$ 2,245	$ 2,368
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		4,600	4,623
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		6,019	6,546
Pan American Energy LLC 7.875% 5/7/21 (h)		3,715	3,882
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,768
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,090	12,870
6.625% 6/15/38		465	538
8.625% 12/1/23 (f)		500	625
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		2,850	2,881
6.875% 1/20/40		7,320	7,560
Petroleos de Venezuela SA:
4.9% 10/28/14		9,465	9,276
6% 5/16/24 (h)		2,200	1,187
6% 11/15/26 (h)		4,755	2,473
8.5% 11/2/17 (h)		43,460	34,225
9% 11/17/21 (Reg. S)		3,065	2,046
9.75% 5/17/35 (h)		14,005	8,893
12.75% 2/17/22 (h)		9,655	8,050
Petroleos Mexicanos:
3.5% 1/30/23		4,655	4,459
4.875% 1/24/22		3,930	4,176
4.875% 1/18/24		3,495	3,666
4.875% 1/18/24 (h)		190	199
5.5% 1/21/21		3,470	3,819
5.5% 6/27/44		5,640	5,754
6.375% 1/23/45 (h)		9,700	10,969
6.5% 6/2/41		9,685	11,203
6.625% (h)(i)		16,093	16,455
PT Adaro Indonesia 7.625% 10/22/19 (h)		7,534	7,843
PT Pertamina Persero:
4.3% 5/20/23 (h)		2,930	2,776
4.3% 5/20/23 (Reg S.)		600	569
4.875% 5/3/22 (h)		2,940	2,943
5.25% 5/23/21 (h)		3,385	3,508
5.625% 5/20/43 (h)		2,830	2,575
5.625% 5/20/43 (Reg. S)		1,300	1,183
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
6% 5/3/42 (h)		$ 4,020	$ 3,849
6.5% 5/27/41 (h)		6,080	6,217
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,776
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,608
Range Resources Corp.:
5% 8/15/22		6,060	6,196
5% 3/15/23		9,130	9,404
5.75% 6/1/21		2,030	2,132
Rice Energy, Inc. 6.25% 5/1/22 (h)		2,675	2,608
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,446
5.875% 6/1/22		4,750	4,732
RSP Permian, Inc. 6.625% 10/1/22 (h)		1,785	1,796
Sabine Pass Liquefaction LLC:
5.625% 4/15/23		7,375	7,449
5.75% 5/15/24 (h)		6,320	6,431
SemGroup Corp. 7.5% 6/15/21		4,100	4,305
Sibur Securities Ltd. 3.914% 1/31/18 (h)		1,290	1,180
Southern Star Central Corp. 5.125% 7/15/22 (h)		2,570	2,557
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		1,300	1,326
6.375% 8/1/22		1,995	2,125
6.875% 2/1/21		2,785	2,973
Teekay Corp. 8.5% 1/15/20		3,695	4,101
Teine Energy Ltd. 6.875% 9/30/22 (h)		2,850	2,797
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,332
Tesoro Corp. 5.375% 10/1/22		3,340	3,357
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		791	819
6.125% 10/15/21		2,735	2,824
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,061
Western Refining, Inc. 6.25% 4/1/21		6,375	6,375
Whiting Petroleum Corp.:
5% 3/15/19		3,480	3,576
5.75% 3/15/21		3,480	3,680
WPX Energy, Inc. 6% 1/15/22		7,035	7,253
YPF SA:
8.75% 4/4/24 (h)		6,300	6,426
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA: - continued
8.875% 12/19/18 (h)		$ 7,140	$ 7,354
Zhaikmunai International BV 7.125% 11/13/19 (h)		2,350	2,462
			540,289
TOTAL ENERGY			586,834
FINANCIALS - 6.9%
Banks - 1.3%
Banco Daycoval SA 5.75% 3/19/19 (h)		1,530	1,590
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,169	1,233
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	8,363
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,580	4,872
CIT Group, Inc.:
5% 8/15/22		8,305	8,326
5.375% 5/15/20		10,385	10,723
5.5% 2/15/19 (h)		10,070	10,536
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	9,300	11,728
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		1,745	1,657
Development Bank of Philippines 8.375% (i)(m)		6,540	7,065
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,179
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,575	4,667
6.25% 4/30/19 (h)		5,545	5,768
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		6,095	6,471
7.75% 7/5/17 (Reg. S)		1,100	1,168
HSBK BV 7.25% 5/3/17 (h)		3,970	4,218
Itau Unibanco Holding SA 6.2% 12/21/21 (h)		2,170	2,262
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		2,840	2,968
RSHB Capital SA 6% 6/3/21 (h)(m)		1,535	1,435
SB Capital SA 5.5% 2/26/24 (h)(m)		6,140	5,541
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (h)		2,280	2,322
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Banks - continued
Yapi ve Kredi Bankasi A/S: - continued
6.75% 2/8/17 (h)		$ 5,525	$ 5,883
Zenith Bank PLC 6.25% 4/22/19 (h)		6,570	6,570
			117,545
Capital Markets - 0.2%
Deutsche Bank AG 1.25% 9/8/21	EUR	11,200	14,158
Consumer Finance - 2.7%
Ally Financial, Inc.:
5.125% 9/30/24		12,780	12,524
7.5% 9/15/20		47,655	54,922
8% 3/15/20		20,985	24,448
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		2,105	2,252
General Motors Acceptance Corp. 8% 11/1/31		27,890	34,723
GMAC LLC 8% 11/1/31		64,378	80,312
SLM Corp.:
5.5% 1/25/23		22,735	21,854
7.25% 1/25/22		12,720	13,801
8% 3/25/20		7,185	8,056
			252,892
Diversified Financial Services - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (h)		8,055	7,813
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	6,037
Barry Callebaut Services NV 5.5% 6/15/23 (h)		5,915	6,273
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		12,160	10,123
City of Buenos Aires 9.95% 3/1/17 (h)		5,720	5,726
European Financial Stability Facility 2.35% 7/29/44	EUR	12,250	16,272
GTB Finance BV:
6% 11/8/18 (h)		5,530	5,530
7.5% 5/19/16 (h)		3,875	4,035
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		4,195	4,415
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,151
5.875% 2/1/22		18,530	18,530
6% 8/1/20		25,690	26,396
Imperial Tobacco Finance 3.375% 2/26/26 (Reg. S)	EUR	5,300	7,328
Landry's Acquisition Co. 9.375% 5/1/20 (h)		905	957
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		$ 3,320	$ 3,333
Opal Acquisition, Inc. 8.875% 12/15/21 (h)		4,520	4,701
Pacnet Ltd. 9% 12/12/18 (h)		305	322
TMK Capital SA 7.75% 1/27/18		10,625	10,625
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	7,111
			152,678
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		6,445	6,598
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,198
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21 (h)		700	700
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,628
6.875% 5/1/21		7,955	8,512
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,433
Prologis LP 3% 6/2/26	EUR	6,000	8,075
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,838
			46,384
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		7,430	7,355
5.25% 3/15/25		2,130	2,117
6.625% 10/15/20		5,565	5,851
Howard Hughes Corp. 6.875% 10/1/21 (h)		10,865	11,218
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	282
11.5% 7/20/20 (Reg. S)		15	16
Realogy Corp. 9% 1/15/20 (h)		3,740	4,086
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		7,370	7,186
7.75% 4/15/20 (h)		2,754	2,947
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (h)		$ 2,545	$ 2,488
5.875% 6/15/24 (h)		6,140	6,109
			49,655
TOTAL FINANCIALS			639,910
HEALTH CARE - 1.9%
Biotechnology - 0.1%
Amgen, Inc. 5.5% 12/7/26	GBP	6,941	13,109
Health Care Providers & Services - 1.1%
AmSurg Corp. 5.625% 7/15/22 (h)		4,130	4,089
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,067
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	5,977
5.875% 3/15/22		19,190	20,173
5.875% 5/1/23		7,155	7,316
6.5% 2/15/20		9,920	10,838
7.5% 2/15/22		12,110	13,624
7.75% 5/15/21		6,743	7,207
HealthSouth Corp. 5.75% 11/1/24		3,000	3,060
InVentiv Health, Inc. 11% 8/15/18 (f)(h)		905	729
MPH Acquisition Holdings LLC 6.625% 4/1/22 (h)		2,060	2,081
ResCare, Inc. 10.75% 1/15/19		2,735	2,899
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,029
5.5% 2/1/21		2,250	2,284
Tenet Healthcare Corp. 6.875% 11/15/31		11,540	11,136
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,521
			105,030
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (h)(m)		4,255	4,298
Pharmaceuticals - 0.6%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)		9,870	10,758
Salix Pharmaceuticals Ltd. 6% 1/15/21 (h)		1,340	1,451
Valeant Pharmaceuticals International:
5.625% 12/1/21 (h)		3,070	3,058
6.75% 8/15/21 (h)		9,090	9,431
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International: - continued
7.5% 7/15/21 (h)		$ 7,215	$ 7,720
VPI Escrow Corp. 6.375% 10/15/20 (h)		18,005	18,500
			50,918
TOTAL HEALTH CARE			173,355
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		800	599
Bombardier, Inc. 6.125% 1/15/23 (h)		4,810	4,816
GenCorp, Inc. 7.125% 3/15/21		1,340	1,444
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,890
			11,749
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (h)		5,235	5,405
Airlines - 0.8%
Air Canada:
5.375% 11/15/22 (h)		1,659	1,700
7.75% 4/15/21 (h)		3,800	3,876
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,295
Aviation Capital Group Corp. 4.625% 1/31/18 (h)		3,555	3,706
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		749	797
6.125% 4/29/18		1,720	1,823
7.25% 11/10/19		4,055	4,755
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,077	9,410
8.021% 8/10/22		2,761	3,223
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,403
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,847	2,117
8.028% 11/1/17		493	550
Ryanair Ltd. 1.875% 6/17/21 (Reg. S)	EUR	9,700	12,448
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,511
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,380	5,080
Series 2012-2 Class B, 6.75% 12/3/22		1,799	1,938
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2013-1 Class B, 5.375% 5/15/23		$ 2,310	$ 2,391
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,590	5,186
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,006
			71,215
Commercial Services & Supplies - 0.7%
ADT Corp. 6.25% 10/15/21		13,075	13,533
APX Group, Inc.:
6.375% 12/1/19		3,875	3,749
8.75% 12/1/20		1,725	1,570
Bakercorp International, Inc. 8.25% 6/1/19		1,775	1,748
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		3,420	3,437
Cenveo Corp.:
6% 8/1/19 (h)		2,480	2,325
8.5% 9/15/22 (h)		4,050	3,797
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,023
5.25% 8/1/20		3,395	3,395
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,104
7.25% 12/1/20		4,940	5,261
Garda World Security Corp. 7.25% 11/15/21 (h)		1,825	1,816
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,729
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,925	1,901
7% 2/15/22		3,500	3,693
7.875% 3/15/21		4,975	5,460
TMS International Corp. 7.625% 10/15/21 (h)		970	1,014
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,520
			70,075
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (h)(j)		2,165	2,173
5.875% 10/15/24 (h)(j)		1,855	1,867
MasTec, Inc. 4.875% 3/15/23		5,255	4,913
			8,953
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (h)		$ 2,505	$ 2,417
6.5% 5/15/19 (h)		5,310	5,536
			7,953
Machinery - 0.2%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (h)		1,700	1,747
Schaeffler Finance BV 4.75% 5/15/21 (h)		4,880	4,868
Terex Corp. 6% 5/15/21		10,095	10,499
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (h)(m)		800	836
			17,950
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		5,205	5,023
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (h)		5,710	5,425
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		4,035	3,995
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,240	3,418
			17,861
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (h)		1,800	2,021
Trading Companies & Distributors - 1.4%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)		1,185	1,265
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,405
6.25% 12/1/19		5,850	6,157
7.625% 4/15/20		3,750	4,191
Ashtead Capital, Inc. 5.625% 10/1/24 (h)		4,250	4,263
International Lease Finance Corp.:
3.875% 4/15/18		7,100	7,047
4.625% 4/15/21		6,645	6,595
5.875% 4/1/19		13,663	14,551
5.875% 8/15/22		5,215	5,450
6.25% 5/15/19		19,100	20,466
8.25% 12/15/20		21,490	25,385
8.625% 1/15/22		21,585	26,334
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)		1,505	1,565
			126,674
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		$ 6,652	$ 7,001
TOTAL INDUSTRIALS			346,857
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		7,530	7,643
8.875% 1/1/20 (h)		2,695	2,917
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		4,505	4,742
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,197
Lucent Technologies, Inc.:
6.45% 3/15/29		15,280	14,401
6.5% 1/15/28		4,220	3,977
			36,877
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,785
5% 2/15/23		2,495	2,489
			7,274
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (h)		3,550	3,488
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,757
j2 Global, Inc. 8% 8/1/20		3,460	3,737
VeriSign, Inc. 4.625% 5/1/23		4,375	4,222
			15,204
IT Services - 0.3%
Audatex North America, Inc.:
6% 6/15/21 (h)		9,200	9,430
6.125% 11/1/23 (h)		1,345	1,379
Ceridian HCM Holding, Inc. 11% 3/15/21 (h)		2,360	2,679
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (h)		4,825	4,831
First Data Corp.:
11.25% 1/15/21		2,564	2,920
11.75% 8/15/21		9,380	10,857
			32,096
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7% 7/1/24		$ 4,430	$ 4,231
Entegris, Inc. 6% 4/1/22 (h)		1,275	1,294
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		5,520	5,423
5.75% 2/15/21 (h)		5,005	5,080
5.75% 3/15/23 (h)		11,595	11,740
			27,768
Software - 0.3%
Activision Blizzard, Inc.:
5.625% 9/15/21 (h)		18,545	19,287
6.125% 9/15/23 (h)		4,825	5,127
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (h)(m)		1,885	1,866
Nuance Communications, Inc. 5.375% 8/15/20 (h)		2,445	2,390
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (h)(m)		3,425	3,459
			32,129
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.75% 1/1/25 (h)		4,335	4,313
TOTAL INFORMATION TECHNOLOGY			155,661
MATERIALS - 3.3%
Chemicals - 1.2%
Axiall Corp. 4.875% 5/15/23		1,585	1,522
Chemtura Corp. 5.75% 7/15/21		2,355	2,331
Eagle Spinco, Inc. 4.625% 2/15/21		2,690	2,582
Hexion U.S. Finance Corp. 6.625% 4/15/20		5,865	5,894
LSB Industries, Inc. 7.75% 8/1/19		1,680	1,781
Momentive Performance Materials, Inc. 10% 10/15/20		17,435	15,038
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		44,218	39,630
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		2,020	2,063
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		3,380	3,718
PolyOne Corp.:
5.25% 3/15/23		3,085	2,992
7.375% 9/15/20		1,845	1,942
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)		3,435	3,521
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Chemicals - continued
Rain CII Carbon LLC/CII Carbon Corp.: - continued
8.25% 1/15/21 (h)		$ 1,730	$ 1,799
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)		2,120	2,104
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (h)		1,680	1,764
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)		1,245	1,371
TPC Group, Inc. 8.75% 12/15/20 (h)		7,335	7,793
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,986	9,458
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)		2,450	2,628
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (h)		2,995	3,044
5.625% 10/1/24 (h)		1,205	1,235
			114,210
Construction Materials - 0.1%
Prince Mineral Holding Corp. 12% 12/15/19 (h)		1,685	1,887
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		3,215	3,360
			5,247
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(m)		11,300	11,072
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (h)		2,740	2,630
6.25% 1/31/19 (h)		2,410	2,386
6.75% 1/31/21 (h)		4,915	4,915
7% 11/15/20 (h)		530	536
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (h)		5,435	5,394
6% 6/15/17 (h)		2,720	2,679
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		2,060	1,936
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,425
7.5% 12/15/96		3,685	3,427
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,551
Sealed Air Corp. 5.25% 4/1/23 (h)		2,540	2,489
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc. 5% 4/1/20		$ 9,600	$ 9,648
Tekni-Plex, Inc. 9.75% 6/1/19 (h)		2,710	2,947
			64,035
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (h)		33	66
9% 12/15/14 pay-in-kind (d)(m)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (h)		4,145	4,243
Edgen Murray Corp. 8.75% 11/1/20 (h)		3,848	4,233
EVRAZ Group SA:
6.5% 4/22/20 (h)		4,335	3,983
9.5% 4/24/18 (Reg. S)		7,665	7,991
Ferrexpo Finance PLC 7.875% 4/7/16 (h)		5,202	4,721
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		6,488	6,553
7% 2/15/21 (h)		5,343	5,416
7.25% 5/15/22 (h)		4,260	4,356
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		5,365	4,775
4.875% 10/7/20 (Reg. S)		400	356
Metinvest BV:
8.75% 2/14/18 (Reg. S)		455	309
10.25% 5/20/15 (h)		13,165	10,074
10.25% 5/20/15 (Reg. S)		250	191
Mirabela Nickel Ltd. 1% 4/15/44 (h)		14	0
Murray Energy Corp.:
8.625% 6/15/21 (h)		4,705	4,870
9.5% 12/5/20 (h)		4,695	5,165
New Gold, Inc. 7% 4/15/20 (h)		1,480	1,576
Nord Gold NV 6.375% 5/7/18 (h)		7,775	7,464
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		8,070	7,747
5.625% 4/29/20 (Reg. S)		500	480
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,390
11.25% 10/15/18		7,091	7,800
Southern Copper Corp.:
6.75% 4/16/40		1,775	1,973
7.5% 7/27/35		3,875	4,620
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
5.125% 10/1/21 (h)		$ 3,215	$ 3,263
5.25% 4/15/23		2,365	2,383
5.5% 10/1/24 (h)		7,040	7,075
Walter Energy, Inc. 9.5% 10/15/19 (h)		5,735	5,219
			124,292
Paper & Forest Products - 0.0%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,466
NewPage Corp.:
6.4861% 5/1/49 (d)(m)		1,770	0*
11.375% 12/31/14 (d)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		5,480	0
			1,466
TOTAL MATERIALS			309,250
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 1.7%
Altice Financing SA:
6.5% 1/15/22 (h)		10,799	11,069
7.875% 12/15/19 (h)		4,820	5,139
Altice Finco SA:
8.125% 1/15/24 (h)		8,730	9,341
9.875% 12/15/20 (h)		5,655	6,334
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,919
9% 8/15/31		3,655	3,792
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,754
Eileme 2 AB 11.625% 1/31/20 (h)		9,395	10,851
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		4,990	5,227
Frontier Communications Corp. 8.5% 4/15/20		12,120	13,453
Level 3 Communications, Inc. 8.875% 6/1/19		1,640	1,751
Level 3 Financing, Inc. 8.125% 7/1/19		3,845	4,095
Lynx I Corp. 5.375% 4/15/21 (h)		3,220	3,244
Lynx II Corp. 6.375% 4/15/23 (h)		1,820	1,879
Sprint Capital Corp.:
6.875% 11/15/28		21,420	20,456
8.75% 3/15/32		9,551	10,423
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom Holdings, Inc.:
5.375% 10/1/22		$ 13,160	$ 14,147
5.375% 10/1/22		5,155	5,542
6.375% 9/1/23		5,780	6,474
U.S. West Communications:
6.875% 9/15/33		2,535	2,530
7.25% 9/15/25		535	624
7.25% 10/15/35		1,455	1,499
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,159
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)		5,345	5,131
7.375% 4/23/21 (h)		2,965	2,980
			158,813
Wireless Telecommunication Services - 3.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	66,200	4,860
Digicel Group Ltd.:
6% 4/15/21 (h)		28,925	28,636
7% 2/15/20 (h)		980	1,009
7.125% 4/1/22 (h)		31,140	31,078
8.25% 9/1/17 (h)		6,560	6,683
8.25% 9/30/20 (h)		50,155	51,665
Intelsat Jackson Holdings SA:
5.5% 8/1/23		19,610	18,728
7.25% 4/1/19		11,235	11,797
7.25% 10/15/20		5,620	5,943
7.5% 4/1/21		11,095	11,844
Millicom International Cellular SA 4.75% 5/22/20 (h)		2,560	2,438
MTS International Funding Ltd. 8.625% 6/22/20 (h)		9,690	10,271
NII International Telecom S.C.A.:
7.875% 8/15/19 (h)		4,120	2,750
11.375% 8/15/19 (h)		2,380	1,601
Sprint Corp. 7.125% 6/15/24 (h)		6,730	6,780
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,481
6.125% 1/15/22		7,790	7,829
6.25% 4/1/21		15,470	15,625
6.375% 3/1/25		12,805	12,713
6.5% 1/15/24		16,310	16,514
6.625% 4/1/23		20,286	20,742
6.633% 4/28/21		7,440	7,626
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.731% 4/28/22		$ 4,835	$ 4,944
6.836% 4/28/23		5,580	5,733
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		10,125	10,391
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		10,840	11,111
VimpelCom Holdings BV:
9% 2/13/18 (h)	RUB	60,220	1,431
9% 2/13/18 (Reg S.)	RUB	244,940	5,820
			324,043
TOTAL TELECOMMUNICATION SERVICES			482,856
UTILITIES - 2.1%
Electric Utilities - 0.1%
Comision Federal de Electricid 5.75% 2/14/42 (h)		1,600	1,692
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		2,884	2,105
Majapahit Holding BV 7.75% 1/20/20 (h)		1,760	2,037
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,729
RJS Power Holdings LLC 5.125% 7/15/19 (h)		4,245	4,203
			13,766
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,095	2,226
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,219
8% 3/1/32		3,400	4,320
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,538
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,884
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		9,943	9,843
			30,030
Independent Power Producers & Energy Traders - 1.7%
Calpine Corp. 7.875% 1/15/23 (h)		14,796	16,128
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	12,962
11.25% 11/1/17 pay-in-kind (d)(m)		8,822	10,410
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21		$ 30,866	$ 35,650
12.25% 3/1/22 (h)		28,650	33,843
The AES Corp.:
4.875% 5/15/23		5,485	5,211
5.5% 3/15/24		2,635	2,563
TXU Corp.:
5.55% 11/15/14		1,864	1,584
6.5% 11/15/24		15,240	12,954
6.55% 11/15/34		29,755	25,292
			156,597
TOTAL UTILITIES			200,393
TOTAL NONCONVERTIBLE BONDS (Cost $3,574,780)			3,697,961
U.S. Government and Government Agency Obligations - 20.5%

U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		8,670	8,676
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,075
5.25% 9/15/39		1,138	1,382
5.375% 4/1/56		3,247	3,985
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			29,118
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44		7,667	8,213
U.S. Treasury Obligations - 19.3%
U.S. Treasury Bonds:
3.125% 8/15/44		21,882	21,533
3.375% 5/15/44		13,044	13,468
3.625% 8/15/43		3,536	3,822
3.625% 2/15/44		121,792	131,630
5.25% 2/15/29		18,341	23,620
5.375% 2/15/31 (l)		16,479	21,817
6.125% 8/15/29 (k)		9,280	13,005
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/16		$ 2,850	$ 3,258
7.5% 11/15/24		5,690	8,256
7.875% 2/15/21		6,800	9,172
8.125% 5/15/21		9,286	12,754
9.875% 11/15/15		11,595	12,847
U.S. Treasury Notes:
0.25% 2/15/15		14,000	14,011
0.25% 7/15/15		44,225	44,284
0.25% 4/15/16		3,728	3,720
0.25% 5/15/16		10,407	10,378
0.375% 1/15/16		137,003	137,201
0.5% 8/31/16		10,000	9,989
0.5% 9/30/16		148,331	148,072
0.5% 7/31/17		46,952	46,248
0.625% 7/15/16		53,392	53,511
0.625% 4/30/18		28,163	27,424
0.75% 6/30/17		36,912	36,670
0.875% 1/31/17		1,865	1,868
0.875% 5/15/17		8,337	8,327
0.875% 7/15/17		2,054	2,047
0.875% 8/15/17		28,906	28,770
0.875% 1/31/18		68,149	67,255
0.875% 7/31/19		34,096	32,671
1% 9/30/16		25,787	25,980
1% 10/31/16		35,137	35,381
1% 5/31/18		28,936	28,509
1.25% 11/30/18		13,000	12,825
1.375% 7/31/18		4,355	4,339
1.375% 9/30/18		11,963	11,892
1.375% 2/28/19		41,776	41,254
1.5% 12/31/18		5,624	5,597
1.5% 1/31/19		38,339	38,111
1.625% 4/30/19		50,979	50,800
1.625% 6/30/19 (g)		42,839	42,625
1.625% 7/31/19		28,000	27,834
1.625% 8/31/19 (g)		33,000	32,783
1.75% 9/30/19		15,000	14,984
1.875% 8/31/17		7,700	7,880
1.875% 9/30/17		5,400	5,521
1.875% 10/31/17		13,764	14,066
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 5/31/21		$ 24,000	$ 23,726
2.125% 6/30/21		11,000	10,953
2.125% 9/30/21		56,048	55,706
2.25% 3/31/21		51,137	51,445
2.25% 4/30/21		51,692	51,963
2.375% 7/31/17		20,000	20,745
2.375% 6/30/18		7,978	8,249
2.375% 8/15/24		19,000	18,786
2.5% 5/15/24		98,278	98,370
2.625% 4/30/16		3,137	3,247
2.75% 11/30/16		10,000	10,441
3% 9/30/16		8,408	8,805
3% 2/28/17		55,584	58,480
3.5% 2/15/18		18,226	19,549
4.5% 5/15/17		13,745	15,013
TOTAL U.S. TREASURY OBLIGATIONS			1,803,487
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5085% 12/7/20 (NCUA Guaranteed) (m)		2,322	2,325
Series 2011-R1 Class 1A, 0.6061% 1/8/20 (NCUA Guaranteed) (m)		4,888	4,914
Series 2011-R4 Class 1A, 0.5361% 3/6/20 (NCUA Guaranteed) (m)		2,173	2,177
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,577
2.35% 6/12/17 (NCUA Guaranteed)		31,000	31,968
3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,829
TOTAL OTHER GOVERNMENT RELATED			71,790
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,893,172)			1,912,608
U.S. Government Agency - Mortgage Securities - 2.5%
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - 0.6%
1.925% 9/1/33 (m)		$ 482	$ 503
1.925% 11/1/35 (m)		371	391
1.927% 10/1/35 (m)		31	33
2.04% 11/1/33 (m)		86	91
2.053% 6/1/36 (m)		46	49
2.115% 1/1/35 (m)		267	284
2.185% 9/1/36 (m)		133	142
2.19% 3/1/37 (m)		25	27
2.246% 3/1/33 (m)		121	128
2.293% 11/1/36 (m)		46	49
2.362% 7/1/35 (m)		199	212
2.369% 6/1/47 (m)		146	157
2.372% 5/1/36 (m)		51	54
2.381% 2/1/37 (m)		536	573
2.503% 2/1/36 (m)		61	65
2.517% 4/1/36 (m)		352	377
2.542% 6/1/42 (m)		450	464
2.674% 8/1/35 (m)		791	848
2.691% 2/1/42 (m)		2,406	2,492
2.771% 1/1/42 (m)		2,274	2,361
2.949% 11/1/40 (m)		268	280
2.982% 9/1/41 (m)		310	324
3.083% 10/1/41 (m)		144	150
3.163% 3/1/42 (m)		12,613	13,228
3.189% 1/1/44 (m)		6,924	7,144
3.231% 7/1/41 (m)		503	529
3.333% 10/1/41 (m)		257	267
3.433% 11/1/40 (m)		3,915	4,137
3.5% 1/1/26 to 9/1/26		109	115
3.557% 7/1/41 (m)		513	542
5% 5/1/22 to 12/1/22		8,578	9,266
5.5% 5/1/15 to 1/1/29		4,927	5,372
6% 6/1/16 to 10/1/16		29	30
6.5% 6/1/16 to 8/1/36		5,855	6,709
7.5% 1/1/28		31	36
TOTAL FANNIE MAE			57,429
Freddie Mac - 0.3%
1.82% 3/1/35 (m)		138	143
1.945% 1/1/36 (m)		93	98
1.95% 3/1/37 (m)		36	38
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
2.022% 2/1/37 (m)		$ 54	$ 58
2.05% 6/1/37 (m)		31	32
2.06% 1/1/37 (m)		282	299
2.095% 8/1/37 (m)		93	100
2.1% 7/1/35 (m)		166	177
2.121% 5/1/37 (m)		78	83
2.16% 6/1/33 (m)		276	291
2.32% 10/1/35 (m)		184	195
2.347% 10/1/36 (m)		384	407
2.375% 5/1/37 (m)		78	84
2.385% 5/1/37 (m)		1,014	1,087
2.385% 5/1/37 (m)		501	535
2.407% 10/1/42 (m)		2,942	3,085
2.415% 6/1/37 (m)		273	293
2.418% 4/1/37 (m)		95	102
2.451% 6/1/37 (m)		62	66
2.49% 9/1/35 (m)		65	70
2.498% 2/1/36 (m)		6	6
2.545% 7/1/36 (m)		103	111
2.595% 4/1/37 (m)		9	9
2.673% 7/1/35 (m)		261	280
3.084% 9/1/41 (m)		2,831	2,953
3.136% 10/1/35 (m)		58	62
3.236% 4/1/41 (m)		302	316
3.237% 9/1/41 (m)		307	322
3.294% 6/1/41 (m)		382	400
3.471% 5/1/41 (m)		345	364
3.472% 11/1/40 (m)		7,486	7,952
3.625% 6/1/41 (m)		520	549
3.697% 5/1/41 (m)		431	454
5.5% 11/1/18 to 11/1/21		7,358	7,865
6% 1/1/24		1,672	1,837
6.5% 12/1/14 to 3/1/22		701	761
8.5% 3/1/20		1	1
TOTAL FREDDIE MAC			31,485
Ginnie Mae - 1.6%
4.3% 8/20/61 (q)		3,351	3,581
4.5% 3/15/25 to 6/15/25		5,387	5,828
4.515% 3/20/62 (q)		11,546	12,499
4.53% 10/20/62 (q)		3,526	3,841
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Ginnie Mae - continued
4.55% 5/20/62 (q)		$ 20,968	$ 22,739
4.556% 12/20/61 (q)		12,818	13,883
4.604% 3/20/62 (q)		6,019	6,532
4.626% 3/20/62 (q)		4,308	4,671
4.649% 2/20/62 (q)		2,406	2,610
4.65% 3/20/62 (q)		3,968	4,310
4.682% 2/20/62 (q)		3,036	3,296
4.684% 1/20/62 (q)		14,157	15,360
4.751% 12/20/60 (q)		3,401	3,652
4.804% 3/20/61 (q)		7,599	8,194
4.834% 3/20/61 (q)		14,067	15,180
5.47% 8/20/59 (q)		1,792	1,892
5.492% 4/20/60 (q)		8,892	9,745
5.5% 11/15/35		2,241	2,513
5.612% 4/20/58 (q)		2,147	2,210
6% 6/15/36		4,777	5,434
7% 9/15/25 to 8/15/31		25	29
7.5% 2/15/22 to 8/15/28		50	58
8% 12/15/26		0	0*
TOTAL GINNIE MAE			148,057
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $232,989)			236,971
Collateralized Mortgage Obligations - 3.1%

U.S. Government Agency - 3.1%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.655% 9/25/23 (m)		602	604
Series 2010-15 Class FJ, 1.085% 6/25/36 (m)		5,487	5,584
Series 2010-86 Class FE, 0.605% 8/25/25 (m)		652	657
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		3,138	3,323
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		19	19
Series 2003-113 Class PE, 4% 11/25/18		787	820
Series 2003-70 Class BJ, 5% 7/25/33		554	614
Series 2005-19 Class PA, 5.5% 7/25/34		2,004	2,191
Series 2005-27 Class NE, 5.5% 5/25/34		2,387	2,511
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 2005-52 Class PB, 6.5% 12/25/34		$ 116	$ 119
Series 2005-64 Class PX, 5.5% 6/25/35		1,926	2,100
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,521
Series 2011-117 Class PF, 0.505% 7/25/39 (m)		3,528	3,542
Series 2011-126 Class KB, 4% 12/25/41		3,844	3,956
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		68	71
Series 2003-117 Class MD, 5% 12/25/23		1,214	1,308
Series 2004-91 Class Z, 5% 12/25/34		5,115	5,615
Series 2004-95 Class AN, 5.5% 1/25/25		79	79
Series 2005-117 Class JN, 4.5% 1/25/36		808	880
Series 2005-14 Class ZB, 5% 3/25/35		1,889	2,077
Series 2005-47 Class HK, 4.5% 6/25/20		2,685	2,833
Series 2006-72 Class CY, 6% 8/25/26		1,696	1,883
Series 2009-14 Class EB, 4.5% 3/25/24		2,591	2,747
Series 2009-59 Class HB, 5% 8/25/39		2,610	2,870
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,848
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		385	33
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		577	48
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		3,291	561
Series 2010-39 Class FG, 1.075% 3/25/36 (m)		3,335	3,418
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		1,249	111
Series 2011-67 Class AI, 4% 7/25/26 (o)		951	113
Freddie Mac:
floater:
Series 2630 Class FL, 0.6536% 6/15/18 (m)		18	18
Series 2711 Class FC, 1.0536% 2/15/33 (m)		2,117	2,155
floater planned amortization class Series 2770 Class FH, 0.5536% 3/15/34 (m)		2,210	2,225
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		1,120	1,137
Series 2101 Class PD, 6% 11/15/28		65	72
Series 2376 Class JE, 5.5% 11/15/16		61	63
Series 2381 Class OG, 5.5% 11/15/16		34	36
Series 2425 Class JH, 6% 3/15/17		90	95
Series 2672 Class MG, 5% 9/15/23		3,360	3,675
Series 2695 Class DG, 4% 10/15/18		1,615	1,696
Series 2996 Class MK, 5.5% 6/15/35		196	219
Series 3415 Class PC, 5% 12/15/37		950	1,021
Series 3763 Class QA, 4% 4/15/34		2,114	2,223
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		$ 3,550	$ 3,752
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,955	7,863
Series 2303 Class ZV, 6% 4/15/31		161	178
Series 2877 Class ZD, 5% 10/15/34		5,897	6,516
Series 3277 Class B, 4% 2/15/22		2,800	2,953
Series 3372 Class BD, 4.5% 10/15/22		9,056	9,633
Series 3578 Class B, 4.5% 9/15/24		2,978	3,127
Series 2715 Class NG, 4.5% 12/15/18		1,223	1,293
Series 4181 Class LA, 3% 3/15/37		4,691	4,831
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6555% 7/20/37 (m)		1,145	1,154
Series 2008-2 Class FD, 0.6355% 1/20/38 (m)		284	286
Series 2008-73 Class FA, 1.0155% 8/20/38 (m)		1,684	1,716
Series 2008-83 Class FB, 1.0555% 9/20/38 (m)		1,739	1,774
Series 2009-108 Class CF, 0.7536% 11/16/39 (m)		1,403	1,418
Series 2009-116 Class KF, 0.6836% 12/16/39 (m)		1,140	1,150
Series 2010-9 Class FA, 0.6736% 1/16/40 (m)		1,783	1,798
Series 2010-H17 Class FA, 0.486% 7/20/60 (m)(q)		5,416	5,390
Series 2010-H18 Class AF, 0.456% 9/20/60 (m)(q)		6,103	6,069
Series 2010-H19 Class FG, 0.456% 8/20/60 (m)(q)		7,631	7,590
Series 2010-H27 Series FA, 0.536% 12/20/60 (m)(q)		2,314	2,308
Series 2011-H05 Class FA, 0.656% 12/20/60 (m)(q)		4,036	4,047
Series 2011-H07 Class FA, 0.656% 2/20/61 (m)(q)		7,265	7,286
Series 2011-H12 Class FA, 0.646% 2/20/61 (m)(q)		9,216	9,239
Series 2011-H13 Class FA, 0.656% 4/20/61 (m)(q)		3,582	3,592
Series 2011-H14:
Class FB, 0.656% 5/20/61 (m)(q)		4,140	4,150
Class FC, 0.656% 5/20/61 (m)(q)		3,906	3,915
Series 2011-H17 Class FA, 0.686% 6/20/61 (m)(q)		5,238	5,260
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H21 Class FA, 0.756% 10/20/61 (m)(q)		$ 5,602	$ 5,641
Series 2012-H01 Class FA, 0.856% 11/20/61 (m)(q)		4,717	4,770
Series 2012-H03 Class FA, 0.856% 1/20/62 (m)(q)		2,961	2,994
Series 2012-H06 Class FA, 0.786% 1/20/62 (m)(q)		4,572	4,609
Series 2012-H07 Class FA, 0.786% 3/20/62 (m)(q)		2,808	2,830
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		411	418
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		210	211
Series 2010-99 Class PT, 3.5% 8/20/33		263	264
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		2,006	360
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,284
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		7,209	7,600
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		11,551	12,616
Series 2010-H17 Class XP, 5.3003% 7/20/60 (m)(q)		15,889	17,326
Series 2010-H18 Class PL, 5.01% 9/20/60 (m)(q)		12,061	13,145
Series 2011-71:
Class ZB, 5.5% 8/20/34		11,454	12,991
Class ZC, 5.5% 7/16/34		10,470	11,992
Series 2012-64 Class KB, 4.1535% 5/20/41 (m)		1,362	1,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $284,515)			287,568
Commercial Mortgage Securities - 1.3%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.506% 4/25/19 (m)		3,944	3,947
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,684
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,332
Series K009 Class A2, 3.808% 8/25/20		20,970	22,500
Series K034 Class A1, 2.669% 2/25/23		9,327	9,486
Commercial Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac: - continued
Series K032 Class A1, 3.016% 2/25/23		$ 18,409	$ 19,075
Series K039 Class A2, 3.276% 7/25/24		16,000	16,379
Series K501 Class A2, 1.655% 11/25/16		5,440	5,512
Series K714 Class A2, 3.097% 10/25/20		14,000	14,489
Series K716 Class A2, 3.132% 6/25/21		10,900	11,250
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $120,473)			120,654
Foreign Government and Government Agency Obligations - 20.1%

Argentine Republic:
7% 10/3/15		38,010	35,349
7% 4/17/17		17,700	15,226
Azerbaijan Republic 4.75% 3/18/24 (h)		2,120	2,162
Bahamian Republic 6.95% 11/20/29 (h)		1,405	1,581
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		16,015	16,339
8.95% 1/26/18		8,830	9,393
Brazilian Federative Republic:
5% 1/27/45		2,600	2,444
5.625% 1/7/41		12,185	12,581
7.125% 1/20/37		10,360	12,717
8.25% 1/20/34		8,565	11,499
12.25% 3/6/30		2,900	5,336
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		7,520	6,787
Buoni Poliennali del Tesoro:
1.5% 12/15/16	EUR	75,250	97,122
2.15% 12/15/21	EUR	23,250	30,162
3.5% 6/1/18	EUR	35,350	48,975
4.5% 3/1/24	EUR	46,900	70,510
4.75% 9/1/28 (h)	EUR	4,250	6,494
Canadian Government:
1.25% 2/1/16	CAD	10,800	9,669
1.75% 9/1/19	CAD	114,950	103,203
2.25% 6/1/25	CAD	52,250	46,613
3.5% 12/1/45	CAD	24,875	26,071
Central Bank of Nigeria warrants 11/15/20 (a)(p)		6,250	1,050
City of Buenos Aires 12.5% 4/6/15 (h)		2,315	2,315
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Colombian Republic:
5.625% 2/26/44		$ 1,425	$ 1,568
6.125% 1/18/41		4,240	4,957
7.375% 9/18/37		4,400	5,874
10.375% 1/28/33		7,000	10,885
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	212
Congo Republic 3.5% 6/30/29 (f)		12,658	11,568
Costa Rican Republic:
4.25% 1/26/23 (h)		2,865	2,643
4.375% 4/30/25 (h)		1,610	1,457
5.625% 4/30/43 (h)		640	547
7% 4/4/44 (h)		2,875	2,889
Croatia Republic:
5.5% 4/4/23 (h)		4,115	4,238
6% 1/26/24 (h)		1,500	1,599
6.25% 4/27/17 (h)		2,175	2,311
6.375% 3/24/21 (h)		4,715	5,116
6.625% 7/14/20 (h)		3,405	3,746
6.75% 11/5/19 (h)		3,660	4,035
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (h)		1,785	1,812
5.875% 7/25/22 (h)		2,345	2,415
5.875% 7/25/22		740	762
6% 1/14/19 (h)		3,515	3,708
6.25% 10/4/20 (h)		4,505	4,764
6.25% 7/27/21 (h)		3,640	3,822
7.4% 1/22/15 (h)		1,335	1,354
Dominican Republic:
1.1344% 8/30/24 (m)		6,913	6,083
5.875% 4/18/24 (h)		2,695	2,776
7.45% 4/30/44 (h)		6,175	6,638
7.5% 5/6/21 (h)		3,640	4,095
Dutch Government 2% 7/15/24	EUR	800	1,095
El Salvador Republic:
7.625% 2/1/41 (h)		1,545	1,630
7.65% 6/15/35 (Reg. S)		2,435	2,587
8.25% 4/10/32 (Reg. S)		1,435	1,654
French Government:
OAT 3.25% 5/25/45	EUR	12,850	19,376
1.75% 11/25/24	EUR	36,000	47,464
2.5% 5/25/30	EUR	4,750	6,484
Georgia Republic 6.875% 4/12/21 (h)		1,400	1,561
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
German Federal Republic:
1.75% 2/15/24	EUR	27,275	$ 37,200
2.5% 8/15/46	EUR	250	363
Hungarian Republic:
5.375% 3/25/24		$ 2,242	2,365
5.75% 11/22/23		3,656	3,962
7.625% 3/29/41		5,615	7,159
Indonesian Republic:
3.375% 4/15/23 (h)		2,640	2,455
4.875% 5/5/21 (h)		6,605	6,869
5.25% 1/17/42 (h)		4,305	4,149
5.375% 10/17/23		2,750	2,936
5.875% 3/13/20 (h)		4,820	5,284
6.625% 2/17/37 (h)		5,025	5,678
6.75% 1/15/44 (h)		4,710	5,511
7.75% 1/17/38 (h)		10,525	13,367
7.875% 4/15/19	IDR	39,375,000	3,183
8.5% 10/12/35 (Reg. S)		9,515	12,845
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		10,755	10,892
7.25% 4/15/19 (h)		7,240	7,303
8.25% 4/15/24 (h)		1,500	1,500
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,880	33,699
5.5% 12/4/23		12,385	14,990
Italian Republic:
1.5% 8/1/19	EUR	46,600	60,106
4.75% 9/1/44	EUR	13,850	21,014
Ivory Coast:
5.375% 7/23/24 (h)		1,535	1,464
7.7743% 12/31/32		6,650	6,342
Japan Government:
0.1% 4/15/15	JPY	3,396,000	30,980
0.1% 10/15/15	JPY	6,922,000	63,137
1.8% 3/20/43	JPY	1,450,000	13,833
1.9% 9/20/30	JPY	7,665,000	78,942
Jordanian Kingdom 2.503% 10/30/20		25,601	25,793
Lebanese Republic:
4% 12/31/17		10,875	10,820
4.75% 11/2/16		1,150	1,167
5.45% 11/28/19		4,060	4,096
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Lebanese Republic: - continued
6.375% 3/9/20		$ 2,890	$ 3,020
Moroccan Kingdom:
4.25% 12/11/22 (h)		3,360	3,335
5.5% 12/11/42 (h)		1,900	1,891
Panamanian Republic:
4% 9/22/24		1,765	1,761
6.7% 1/26/36		1,850	2,271
8.875% 9/30/27		1,875	2,672
9.375% 4/1/29		1,570	2,328
Peruvian Republic:
4% 3/7/27 (f)		5,671	5,671
8.75% 11/21/33		6,010	9,135
Philippine Republic:
7.75% 1/14/31		5,150	7,159
9.5% 2/2/30		6,210	9,688
10.625% 3/16/25		3,295	5,173
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,350	1,377
5.95% 8/22/23 (h)		3,790	4,055
Provincia de Cordoba 12.375% 8/17/17 (h)		5,985	5,506
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		3,661	3,597
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,800	3,019
Republic of Armenia 6% 9/30/20 (h)		7,220	7,473
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,645	7,737
Republic of Nigeria 13.05% 8/16/16	NGN	745,665	4,627
Republic of Serbia:
5.25% 11/21/17 (h)		1,375	1,413
5.875% 12/3/18 (h)		4,525	4,717
6.75% 11/1/24 (h)		9,008	9,075
7.25% 9/28/21 (h)		2,500	2,789
Republic of Zambia 5.375% 9/20/22 (h)		1,810	1,729
Romanian Republic:
4.375% 8/22/23 (h)		3,400	3,477
6.125% 1/22/44 (h)		4,536	5,212
6.75% 2/7/22 (h)		1,832	2,166
Russian Federation:
5.625% 4/4/42 (h)		4,800	4,776
5.875% 9/16/43 (h)		8,600	8,772
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Russian Federation: - continued
7.5% 3/31/30 (Reg. S)		$ 19,326	$ 21,649
12.75% 6/24/28 (Reg. S)		17,655	28,998
South African Republic 5.875% 9/16/25		1,355	1,491
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		2,275	2,239
Turkish Republic:
5.125% 3/25/22		3,795	3,905
5.625% 3/30/21		4,015	4,266
6.25% 9/26/22		4,590	5,049
6.75% 4/3/18		5,480	6,069
6.75% 5/30/40		5,270	5,976
6.875% 3/17/36		10,920	12,518
7% 3/11/19		3,695	4,138
7.25% 3/5/38		6,770	8,132
7.375% 2/5/25		10,250	12,172
7.5% 11/7/19		6,405	7,359
8% 2/14/34		2,075	2,661
11.875% 1/15/30		3,915	6,587
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		5,145	4,143
Ukraine Government:
1.844% 5/16/19		9,193	9,161
6.875% 9/23/15 (Reg. S)		1,650	1,481
7.75% 9/23/20 (h)		1,575	1,347
9.25% 7/24/17 (h)		5,720	5,019
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	20,250	32,787
2.25% 9/7/23	GBP	46,750	75,409
3.5% 7/22/68	GBP	24,225	44,056
United Mexican States:
4.75% 3/8/44		10,256	10,179
5.55% 1/21/45		2,180	2,422
6.05% 1/11/40		10,640	12,555
6.75% 9/27/34		8,095	10,281
7.5% 4/8/33		2,900	3,966
8.3% 8/15/31		2,400	3,534
United Republic of Tanzania 6.3289% 3/9/20 (m)		1,450	1,562
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,750	9,045
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	2,147
5.75% 2/26/16 (Reg S.)		33,725	28,751
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Venezuelan Republic: - continued
7% 3/31/38		$ 3,410	$ 1,935
8.5% 10/8/14		21,345	21,068
9% 5/7/23 (Reg. S)		14,345	9,683
9.25% 9/15/27		4,275	2,939
9.25% 5/7/28 (Reg. S)		4,885	3,212
9.375% 1/13/34		5,025	3,317
11.75% 10/21/26 (Reg. S)		9,480	7,328
11.95% 8/5/31 (Reg. S)		17,185	13,189
12.75% 8/23/22		13,225	11,010
13.625% 8/15/18		6,580	6,011
Vietnamese Socialist Republic:
1.1434% 3/12/16 (m)		1,685	1,555
4% 3/12/28 (f)		14,093	12,843
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,856,804)			1,877,492
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	153,000	2,464
Inter-American Development Bank 4.75% 10/25/15 (Reg. S)	INR	76,500	1,207
International Finance Corp. 7.75% 12/3/16	INR	87,000	1,435
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	5,419	7,040
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $12,264)			12,146
Common Stocks - 2.8%
	Shares
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Delphi Automotive PLC	117,500	7,207
Remy International, Inc.	122,400	2,513
		9,720
Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	140,844	3,152
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Co.: - continued
warrants 7/10/19 (a)	140,844	$ 2,035
Motors Liquidation Co. GUC Trust (a)	36,934	903
		6,090
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(t)	32,078	48
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. unit	534,200	12,682
Las Vegas Sands Corp.	152,000	9,456
Melco Crown Entertainment Ltd. sponsored ADR	176,200	4,632
PB Investor I LLC (a)	37,963	100
Station Holdco LLC (a)(r)(t)	4,989,172	13,171
Station Holdco LLC:
unit (a)(r)(t)	57,186	22
warrants 6/15/18 (a)(r)(t)	198,954	76
		40,139
Household Durables - 0.3%
Lennar Corp. Class A	210,400	8,170
Standard Pacific Corp. (a)	777,500	5,823
Taylor Morrison Home Corp. (a)	323,500	5,247
Whirlpool Corp.	53,400	7,778
		27,018
Media - 0.1%
AMC Networks, Inc. Class A (a)	133,400	7,793
Haights Cross Communications, Inc. (a)	8,267	0
		7,793
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	67,000	6,511
Michael Kors Holdings Ltd. (a)	102,100	7,289
		13,800
TOTAL CONSUMER DISCRETIONARY		104,608
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	142,776	546
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	3,883,237	$ 0
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Gilead Sciences, Inc. (a)	81,800	8,708
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	68,276	1,092
Pharmaceuticals - 0.2%
AbbVie, Inc.	223,000	12,880
Valeant Pharmaceuticals International (Canada) (a)	65,500	8,583
		21,463
TOTAL HEALTH CARE		31,263
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	1,430	0
warrants 8/17/24 (a)	800	0
Airlines - 0.3%
Air Canada Class B (a)	464,200	3,544
American Airlines Group, Inc.	397,700	14,110
Delta Air Lines, Inc.	178,900	6,467
		24,121
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	7,154	196
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	2,118,984	424
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (a)	6,088	512
Class B (a)	2,029	171
United Rentals, Inc. (a)	70,700	7,855
		8,538
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(h)	406,682	$ 8,763
TOTAL INDUSTRIALS		42,042
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.1%
CDW Corp.	384,200	11,929
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	322,800	28,681
Google, Inc. Class A (a)	13,700	8,061
		36,742
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. (a)	419,200	8,187
MagnaChip Semiconductor Corp. (a)	49,030	574
Skyworks Solutions, Inc.	112,500	6,531
Spansion, Inc. Class A (a)	2,105	48
		15,340
TOTAL INFORMATION TECHNOLOGY		64,011
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	182,588	8,688
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	1,233
Mirabela Nickel Ltd. (a)	2,473,165	143
		1,376
TOTAL MATERIALS		10,064
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	272,900	7,879
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	234
TOTAL COMMON STOCKS (Cost $272,490)		260,647
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	$ 439
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 6.50% (a)	305,400	15,514
TOTAL CONVERTIBLE PREFERRED STOCKS		15,953
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series K, 6.375%	218,984	5,547
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (h)	25,686	25,710
TOTAL FINANCIALS		31,257
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	1,550,603	1,271
TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,528
TOTAL PREFERRED STOCKS (Cost $35,638)		48,481
Bank Loan Obligations - 2.5%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)		$ 10,284	9,796
Centaur Acquisition LLC Tranche 2LN, term loan 8.5% 2/20/20 (m)		1,575	1,597
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (m)		2,107	2,159
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)		9,247	9,097
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)		$ 2,618	$ 2,563
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (m)		1,511	1,506
Tranche B 2LN, term loan 9.25% 7/15/21 (m)		1,690	1,677
			28,395
Media - 0.0%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (m)		2,145	2,043
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	8	7
Tranche B, term loan 18% 1/15/49 pay-in-kind (a)	CAD	5	4
			2,054
TOTAL CONSUMER DISCRETIONARY			30,449
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (m)		2,865	2,851
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)		7,603	7,508
TOTAL CONSUMER STAPLES			10,359
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (m)		3,199	3,271
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (m)		16,650	16,692
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)		1,996	2,026
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)		1,010	1,034
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (m)		1,015	979
TPF II Power, LLC Tranche B, term loan 9/24/21 (s)		1,765	1,761
			25,763
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (m)		$ 1,105	$ 1,131
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)		1,454	1,425
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (m)		202	198
Tranche M, term loan 4.25% 12/16/20 (m)		75	74
TransUnion LLC Tranche B, term loan 4% 4/9/21 (m)		10,617	10,471
			13,299
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)		263	260
TOTAL FINANCIALS			13,559
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (m)		12,484	12,359
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (m)		1,723	1,717
Tranche B 2LN, term loan 8.25% 11/30/20 (m)		3,455	3,472
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (m)		1,756	1,738
			6,927
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)		2,331	2,279
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (m)		6,935	7,143
TOTAL INFORMATION TECHNOLOGY			9,422
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - 0.1%
Chemicals - 0.0%
Momentive Performance Materials, Inc. term loan 4% 4/15/15 (m)		$ 1,060	$ 1,059
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)		4,323	4,226
TOTAL MATERIALS			5,285
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)		7,122	7,211
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (m)		395	393
			7,604
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (m)		3,385	3,368
TOTAL TELECOMMUNICATION SERVICES			10,972
UTILITIES - 1.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)		1,767	1,736
Independent Power Producers & Energy Traders - 1.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (m)		103,451	103,451
TOTAL UTILITIES			105,187
TOTAL BANK LOAN OBLIGATIONS (Cost $229,788)			230,282
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)		3,780	3,705
Sovereign Loan Participations - continued
		Principal Amount (000s) (e)	Value (000s)
Indonesian Republic loan participation: - continued
Goldman Sachs 1.1875% 12/14/19 (m)		$ 3,464	$ 3,395
Mizuho 1.1875% 12/14/19 (m)		2,475	2,425
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,823)			9,525
Fixed-Income Funds - 1.6%
Shares
Fidelity Floating Rate Central Fund (n) (Cost $128,218)	1,358,040	145,555
Preferred Securities - 2.5%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	$ 7,335	7,641
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (i)	3,330	3,472
Gruma S.A.B. de CV 7.75% (Reg. S) (i)	8,240	8,413
		11,885
FINANCIALS - 2.1%
Banks - 1.9%
Bank of America Corp.:
5.125% (i)(m)	10,690	10,501
5.2% (i)(m)	23,520	22,516
6.25% (i)(m)	7,170	7,155
8% (i)(m)	3,065	3,346
8.125% (i)(m)	2,245	2,499
Barclays Bank PLC 7.625% 11/21/22	17,490	19,277
Citigroup, Inc.:
5.9% (i)(m)	13,975	13,696
5.95% (i)(m)	25,260	25,509
6.3% (i)(m)	2,145	2,175
JPMorgan Chase & Co.:
5% (i)(m)	12,930	12,805
6% (i)(m)	23,845	23,695
6.125% (i)(m)	5,990	6,132
Preferred Securities - continued
	Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
6.75% (i)(m)	$ 3,295	$ 3,498
Wells Fargo & Co.:
5.9% (i)(m)	20,195	21,025
7.98% (i)(m)	2,035	2,234
		176,063
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.7% (i)(m)	12,639	13,128
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (h)(i)	2,595	2,636
8.625% (Reg. S) (i)	380	386
		3,022
TOTAL FINANCIALS		192,213
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (h)(i)	10,645	10,789
7.5% (Reg. S) (i)	250	253
		11,042
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	6,300	5,743
TOTAL PREFERRED SECURITIES (Cost $228,851)		228,524
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b) (Cost $149,127)	149,126,843	$ 149,127
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.01%, dated 9/30/14 due 10/1/14 (Collateralized by U.S. Government Obligations) # (Cost $21,727)	$ 21,727	21,727
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $768)	1/13/15	$ 25,683	33
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $9,050,427)	9,239,301
NET OTHER ASSETS (LIABILITIES) (c) - 0.9%	88,489
NET ASSETS - 100%	$ 9,327,790
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
165 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	$ 20,566	$ (129)
406 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2014	88,851	(153)
305 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	36,069	(184)
217 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	29,926	(67)
244 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	37,210	76
TOTAL TREASURY CONTRACTS		$ 212,622	$ (457)

The face value of futures purchased as a percentage of net assets is 2.3%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Dec. 2016	$ 7,300	3-month LIBOR	1%	$ 1	$ 0	$ 1
CME	Dec. 2019	4,200	3-month LIBOR	2.25%	3	0	3
CME	Dec. 2024	40,700	3-month LIBOR	3%	(112)	0	(112)
CME	Dec. 2044	700	3.5%	3-month LIBOR	10	0	10
TOTAL INTEREST RATE SWAPS					$ (98)	$ 0	$ (98)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral of $166,183,000 from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,723,595,000 or 18.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,804,000.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,284,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(s) The coupon rate will be determined upon settlement of the loan after period end.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,550,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$21,727,000 due 10/01/14 at 0.01%
Commerz Markets LLC	$ 21,727
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 173
Fidelity Floating Rate Central Fund	1,870
Total	$ 2,043
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 48,677	$ 97,408	$ -	$ 145,555	8.8%
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,608	$ 91,191	$ -	$ 13,417
Consumer Staples	985	-	-	985
Financials	31,257	5,547	25,710	-
Health Care	31,263	30,171	-	1,092
Industrials	43,313	32,172	-	11,141
Information Technology	64,011	64,011	-	-
Materials	10,064	8,831	-	1,233
Telecommunication Services	7,879	7,879	-	-
Utilities	15,748	15,748	-	-
Corporate Bonds	3,697,961	-	3,697,895	66
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
U.S. Government and Government Agency Obligations	$ 1,912,608	$ -	$ 1,912,608	$ -
U.S. Government Agency - Mortgage Securities	236,971	-	236,971	-
Collateralized Mortgage Obligations	287,568	-	287,568	-
Commercial Mortgage Securities	120,654	-	120,654	-
Foreign Government and Government Agency Obligations	1,877,492	-	1,871,821	5,671
Supranational Obligations	12,146	-	12,146	-
Bank Loan Obligations	230,282	-	224,052	6,230
Sovereign Loan Participations	9,525	-	-	9,525
Fixed-Income Funds	145,555	145,555	-	-
Preferred Securities	228,524	-	228,524	-
Other	-	-	-	-
Money Market Funds	149,127	149,127	-	-
Cash Equivalents	21,727	-	21,727	-
Purchased Swaptions	33	-	33	-
Total Investments in Securities:	$ 9,239,301	$ 550,232	$ 8,639,709	$ 49,360
Other Derivative Instruments:
Assets
Futures Contracts	$ 76	$ 76	$ -	$ -
Swaps	14	-	14	-
Total Assets	$ 90	$ 76	$ 14	$ -
Liabilities
Futures Contracts	$ (533)	$ (533)	$ -	$ -
Swaps	(112)	-	(112)	-
Total Liabilities	$ (645)	$ (533)	$ (112)	$ -
Total Other Derivative Instruments:	$ (555)	$ (457)	$ (98)	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $9,020,822,000. Net unrealized appreciation aggregated $218,479,000, of which $393,004,000 related to appreciated investment securities and $174,525,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014